Cover	Feb. 02, 2023
Cover [Abstract]
Entity Registrant Name	POWER AMERICAS RESOURCE GROUP LTD.
Entity Central Index Key	0001495648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 02, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0778461
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54452
Entity Address Address Line 1	3350 SW 148th Avenue
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Miramar
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33027
City Area Code	888
Local Phone Number	507-4751